Net finance expense (income) (Details) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Net finance expense (income)
Interest and bank charges	$ 588,320	$ 50,387	$ 2,425,204	$ 106,373
Interest income	(75,290)	(102,404)	(123,264)	(131,110)
Foreign currency exchange	(58,388)	417,971	(155,989)	399,049
Transaction costs			771,775	745,248
Gain on derivative liabilities [note 16]	(400,489)	24,931	(3,312,380)	(2,216,128)
Loss on revaluation of contingent consideration [notes 16 and 17]	315,331		782,126
Litigation settlement costs		2,045,000		2,045,000
Net finance expense (income)	$ 369,484	$ 2,435,885	$ 387,472	$ 948,432